Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Rent - Operating Leases (Details) [Abstract]
Operating leases, rent expense	$ 29	$ 55	$ 62
Operating leases, future minimum rental payments due (Details) [Abstract]
2015	11
2016	11
2017	10
2018	4
2019	1
Thereafter	2
Total	$ 39